Net Income (Loss) Per Share	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Note 14. Net Income (Loss) Per Share
For the period from January 1, 2020 through January 31, 2020 (Predecessor), the Company had Class B options, Class C options, and Class C profits interests issued under the Predecessor Plan. The potentially dilutive securities outstanding during this period had an anti-dilutive effect and were therefore not included in the calculation of diluted net (loss) per unit for the period. For Successor periods, basic weighted-average shares outstanding excludes nonvested restricted stock. Diluted weighted average shares outstanding, is similar to basic weighted-average shares outstanding, except that the weighted-average number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common share had been issued, including the dilutive impact of nonvested restricted stock
. The Company did not have any potentially dilutive securities during the period from February 1, 2020 through
September
 30, 2020 (Successor). Basic and diluted net income (loss) per share was calculated as follows:

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020

Basic net income (loss) per share	$0.11	$(0.03)	$0.00	$(0.32)	n/a
Diluted net income (loss) per share	$0.11	$(0.03)	$0.00	$(0.32)	n/a
Numerator:
Net income (loss) (in thousands)	$16,285	$(3,452)	$666	$(41,632)	n/a
Denominator:
Weighted average number of shares outstanding - basic	149,943,998	130,000,000	137,232,289	130,000,000	n/a
Add options and restricted stock units to purchase units	2,456,421	—	938,199	—	n/a

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020
Weighted average number of shares outstanding - diluted	152,400,419	130,000,000	138,170,488	130,000,000	n/a

Basic net (loss) per unit	n/a	n/a	n/a	n/a	$(0.24)
Diluted net (loss) per unit	n/a	n/a	n/a	n/a	$(0.24)
Numerator:
Net (loss)	n/a	n/a	n/a	n/a	$(36,530)
Denominator:			n/a
Weighted average units outstanding - basic	n/a	n/a	n/a	n/a	149,686,460
Add options and restricted stock units to purchase units	n/a	n/a	n/a	n/a	—
Weighted average units outstanding - diluted	n/a	n/a	n/a	n/a	149,686,460

15.	NET INCOME (LOSS) PER SHARE
Basic and diluted net income (loss) per share was calculated as follows (in thousands, except unit, per-unit,
share, and
per-share
amounts):

	Predecessor				Successor
	For the Year Ended December 31, 2019		Period from January 1, 2020 through January 31, 2020		Period from February 1, 2020 through December 31, 2020
Basic and diluted net income (loss) per share	$	n/a	$	n/a		$(0.37)
Numerator:
Net income (loss)	$	n/a	$	n/a		$(47,492)
Denominator:
Weighted-average common shares outstanding used in computing basic and diluted net income (loss) per share		n/a		n/a		130,000,000

Basic net income (loss) per unit		$0.23		$(0.24)	$	n/a
Diluted net income (loss) per unit		$0.21		$(0.24)	$	n/a
Numerator:
Net income (loss)		$34,250		$(36,560)	$	n/a
Denominator
Weighted-average common shares outstanding used in computing basic net income (loss) per unit		149,686,460		149,686,460		n/a
Add options and restricted stock units to purchase units		14,193,306		—		n/a

Weighted-average shares used in computing diluted net income (loss) per unit		163,879,766		149,686,460		n/a